Sales - Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Total sales	$ 1,298,871	$ 1,347,724	$ 1,124,352
Soybean
Disclosure of products and services [line items]
Total sales	42,610	81,757	71,687
Corn
Disclosure of products and services [line items]
Total sales	22,490	71,188	59,803
Wheat
Disclosure of products and services [line items]
Total sales	7,984	19,915	27,349
Rice
Disclosure of products and services [line items]
Total sales	0	3,994	0
Sunflower
Disclosure of products and services [line items]
Total sales	7,095	9,885	6,167
Barley
Disclosure of products and services [line items]
Total sales	2,826	4,175	1,684
Seeds
Disclosure of products and services [line items]
Total sales	428	1,940	1,559
Raw milk
Disclosure of products and services [line items]
Total sales	15,081	21,623	16,468
Cattle
Disclosure of products and services [line items]
Total sales	3,542	5,039	3,111
Cattle for dairy
Disclosure of products and services [line items]
Total sales	6,718	7,543	4,994
Others
Disclosure of products and services [line items]
Total sales	2,699	2,293	3,498
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	111,473	229,352	196,320
Ethanol
Disclosure of products and services [line items]
Total sales	247,008	387,124	291,883
Sugar
Disclosure of products and services [line items]
Total sales	419,858	188,769	208,365
Energy
Disclosure of products and services [line items]
Total sales	35,985	34,919	50,321
Peanut
Disclosure of products and services [line items]
Total sales	63,646	63,041	60,939
Sunflower
Disclosure of products and services [line items]
Total sales	8,301	14,948	11,282
Cotton
Disclosure of products and services [line items]
Total sales	8,383	6,780	2,540
Rice
Disclosure of products and services [line items]
Total sales	199,746	188,263	127,272
Fluid milk (UHT)
Disclosure of products and services [line items]
Total sales	74,402	76,596	62,875
Powder milk
Disclosure of products and services [line items]
Total sales	43,958	84,257	62,728
Other diary products (*)
Disclosure of products and services [line items]
Total sales	35,385	37,648	28,834
Services
Disclosure of products and services [line items]
Total sales	6,080	10,987	7,309
Rental income
Disclosure of products and services [line items]
Total sales	1,210	841	615
Others
Disclosure of products and services [line items]
Total sales	43,436	24,199	13,069
Manufactured products and services rendered
Disclosure of products and services [line items]
Total sales	1,187,398	1,118,372	928,032
Manufactured products and services rendered | Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	1,298,871	1,347,724	1,124,352
Rice Produced By Third Parties
Disclosure of products and services [line items]
Total sales	22,300	900	4,400
Crops Produced By Third Parties
Disclosure of products and services [line items]
Total sales	800	1,300	600
Mwh Of Energy Produced By Third Parties
Disclosure of products and services [line items]
Total sales	$ 2,400	$ 2,300	$ 6,500